Accounts Receivable	3 Months Ended
Mar. 31, 2020
Receivables [Abstract]
Accounts Receivable

5. ACCOUNTS RECEIVABLE

The following table summarizes the accounts receivable of the Company as of the period end dates set forth below (in thousands):

	March 31, 2020	December 31, 2019
Trade receivables	$109,062	$100,642
Less: allowance for doubtful accounts	(2,442)	(1,843)
Total	$106,620	$98,799

Trade receivables relate to the sale of services, for which credit is extended based on our evaluation of the customer’s credit-worthiness. The gross contractual amounts of trade receivables at March 31, 2020 and December 31, 2019 were $109.1 million and $100.6 million, respectively. Movement in the allowance for doubtful accounts is as follows (in thousands):

	Quarter ended March 31, 2020	Quarter ended March 31, 2019
Allowance for doubtful accounts at beginning of period	$(1,844)	(693)
(Increase) decrease to allowance for the year	50	(137)
(Recovery) write-off of doubtful accounts	-	70
Non-cash reclass of allowance for doubtful accounts from unbilled revenue to accounts receivable	(648)	-
Allowance for doubtful accounts at end of period	$(2,442)	(760)